Quarterly Financial Data - Summary of Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Quarterly Financial Information [Line Items]
Revenues, net	$ 495,764	$ 558,966	$ 512,439	$ 492,213	$ 449,621	$ 545,201	$ 503,317	$ 478,093	$ 426,450	$ 1,385,530	$ 1,454,273	$ 2,013,239	$ 1,953,061	$ 1,837,620
Gross profit	244,775	256,759	253,488	242,149	227,950	283,077	255,118	262,169	223,470	675,618	723,587	980,346	1,023,834	967,248
Net (loss)/income attributable to Quiksilver, Inc.	2,071	4,359	12,610	(5,120)	(22,605)	67,898	10,437	(83,325)	(16,268)	(61,453)	(15,115)	(10,756)	(21,258)	(9,684)
Net (loss)/income per share attributable to Quiksilver, Inc., assuming dilution	$ 0.01	$ 0.02	$ 0.07	$ (0.03)	$ (0.14)	$ 0.38	$ 0.06	$ (0.51)	$ (0.10)	$ (0.37)	$ (0.09)	$ (0.07)	$ (0.13)	$ (0.07)
Trade accounts receivable	418,189	433,743	398,522	370,974	321,785	397,089	385,927	341,781	287,458	418,189	398,522	433,743	397,089
Inventories	$ 399,162	$ 344,746	$ 391,052	$ 358,915	$ 412,291	$ 347,757	$ 364,833	$ 289,538	$ 309,561	$ 399,162	$ 391,052	$ 344,746	$ 347,757